RISK MANAGEMENT AND FINANCIAL INSTRUMENTS (Details 10) (CAD) In Millions, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
Fair Value Hierarchy
Derivative assets	507		446
Gross derivative instruments presented on the balance sheet	(612)		(469)
Commodity contract | Power
Fair Value Hierarchy
Derivative assets	415		215
Gross derivative instruments presented on the balance sheet	(302)		(273)
Commodity contract | Gas
Fair Value Hierarchy
Derivative assets	73		88
Gross derivative instruments presented on the balance sheet	(72)		(106)
Foreign exchange contracts
Fair Value Hierarchy
Derivative assets	5		119
Gross derivative instruments presented on the balance sheet	(230)		(76)
Interest rate contracts
Fair Value Hierarchy
Derivative assets	14		24
Gross derivative instruments presented on the balance sheet	(8)		(14)
Recurring basis | Quoted Prices in Active Markets (Level I)
Fair Value Hierarchy
Non-Derivative Financial Instruments: Available-for-sale assets	0	[1]	0	[2]
Assets and liabilities, net	(2)	[1]	(20)	[2]
Recurring basis | Quoted Prices in Active Markets (Level I) | Commodity contract | Gas
Fair Value Hierarchy
Derivative assets	48	[1]	75	[2]
Gross derivative instruments presented on the balance sheet	(50)	[1]	(95)	[2]
Recurring basis | Significant Other Observable Inputs (Level II)
Fair Value Hierarchy
Non-Derivative Financial Instruments: Available-for-sale assets	47	[1]	44	[2]
Assets and liabilities, net	(57)	[1]	43	[2]
Recurring basis | Significant Other Observable Inputs (Level II) | Commodity contract | Power
Fair Value Hierarchy
Derivative assets	411	[1]	213	[2]
Gross derivative instruments presented on the balance sheet	(299)	[1]	(269)	[2]
Recurring basis | Significant Other Observable Inputs (Level II) | Commodity contract | Gas
Fair Value Hierarchy
Derivative assets	25	[1]	13	[2]
Gross derivative instruments presented on the balance sheet	(22)	[1]	(11)	[2]
Recurring basis | Significant Other Observable Inputs (Level II) | Foreign exchange contracts
Fair Value Hierarchy
Derivative assets	5	[1]	119	[2]
Gross derivative instruments presented on the balance sheet	(230)	[1]	(76)	[2]
Recurring basis | Significant Other Observable Inputs (Level II) | Interest rate contracts
Fair Value Hierarchy
Derivative assets	14	[1]	24	[2]
Gross derivative instruments presented on the balance sheet	(8)	[1]	(14)	[2]
Recurring basis | Significant Unobservable Inputs (Level III)
Fair Value Hierarchy
Assets and liabilities, net	1	[1]	(2)	[2]
Recurring basis | Significant Unobservable Inputs (Level III) | Commodity contract | Power
Fair Value Hierarchy
Derivative assets	4	[1]	2	[2]
Gross derivative instruments presented on the balance sheet	(3)	[1]	(4)	[2]
Recurring basis | Total fair value
Fair Value Hierarchy
Non-Derivative Financial Instruments: Available-for-sale assets	47		44
Assets and liabilities, net	(58)		21
Recurring basis | Total fair value | Commodity contract | Power
Fair Value Hierarchy
Derivative assets	415		215
Gross derivative instruments presented on the balance sheet	(302)		(273)
Recurring basis | Total fair value | Commodity contract | Gas
Fair Value Hierarchy
Derivative assets	73		88
Gross derivative instruments presented on the balance sheet	(72)		(106)
Recurring basis | Total fair value | Foreign exchange contracts
Fair Value Hierarchy
Derivative assets	5		119
Gross derivative instruments presented on the balance sheet	(230)		(76)
Recurring basis | Total fair value | Interest rate contracts
Fair Value Hierarchy
Derivative assets	14		24
Gross derivative instruments presented on the balance sheet	(8)		(14)

[1]	There were no transfers from Level I to Level II or from Level II to Level III for the year ended December 31, 2013.
[2]	There were no transfers from Level I to Level II or from Level II to Level III for the year ended December 31, 2012.